SUPPLEMENTARY BALANCE SHEET INFORMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Trade:
Open accounts	$ 2,488		$ 2,595
Less - allowance for doubtful accounts	(245)	[1]	0	[1]	$ 0	$ (327)
Trade	$ 2,243		$ 2,595

[1]	The changes in allowance for doubtful accounts are composed as follows: